Dividends	12 Months Ended
Dec. 31, 2025
Disclosure of dividend [abstract]
Dividends

NOTE 42. DIVIDENDS
The Ordinary and Extraordinary Shareholders' Meeting held on April 29, 2025 approved the distribution of cash dividends in the amount of Ps.88,000,000 (equivalent to Ps.106,626,016 at December 31, 2025), which represented Ps.54.79 (amount stated in Argentine pesos) per share.
In addition, at said Meeting, the use of the Reserve for the eventual distribution of profits for up to Ps.300,000,000 in December 2024 currency (equivalent to Ps.394,646,277 at December 31, 2025) was approved, delegating to the Board of Directors the power to pay it on one or more occasions, subject to approval and to the terms and conditions that the subsidiary Banco Galicia obtains from the Argentine Central Bank with respect to the payment of dividends.
As a result of the authorization granted by the BCRA to Banco Galicia for the distribution of cash dividends, Grupo Financiero Galicia S.A. released in May an amount of Ps.299,994,609 in December 2024 currency (equivalent to Ps.394,639,190 at December 31, 2025) from the aforementioned Reserve, to be allocated to the distribution of retained earnings, which will be carried out in ten consecutive installments.
Furthermore, the amount corresponding to the distribution of retained earnings attributable to non‑controlling interests amounts to Ps.5,391, expressed in homogeneous December 2024 currency (equivalent to Ps.7,087 at December 31, 2025), determined based on the applicable ownership percentages (see Note 50).
Dividend payments made are detailed below:

Date of payment	Amount	Amount in closing currency
05.14.25	88,000,000	102,206,898
07.11.25	33,978,381	38,110,466
08.12.25	34,528,465	38,014,374
09.10.25	35,185,087	37,949,471
10.13.25	35,845,087	37,776,618
11.12.25	36,589,217	37,630,280
12.11.25	37,446,115	37,446,115
Total	301,572,352	329,134,222
As of the date of issuance of these consolidated financial statements, the Group has no outstanding dividend installments payable.
The Ordinary and Extraordinary Shareholders' Meeting held on April 30, 2024, approved the distribution of cash dividends in the amount of Ps.65,000,000 (equivalent to Ps.122,807,118 at December 31, 2025), which represented Ps.44.08 (figure expressed in Argentine pesos) per share.
Additionally, at the same Shareholders´ Meeting, the distribution of cash dividends in the amount of Ps.386,635,827 (equivalent to Ps.730,486,648 at December 31, 2025) was approved, delegating to the Board of Directors the power to pay it on one or more occasions until the annual meeting that discusses the income of the current fiscal year.
Dividend payments made are detailed below:

Date of payment	Amount	Amount in closing currency
05.14.24	65,000,000	108,317,395
05.23.24	140,261,066	233,734,050
06.28.24	146,118,828	232,838,384
07.24.24	152,806,783	234,060,718
Total	504,186,677	808,950,547
The Ordinary and Extraordinary Shareholders' Meeting held on April 25, 2023, approved the distribution of cash dividends in the amount of Ps.10,000,000 (equivalent to Ps.73,281,651 at December 31, 2025), which represented Ps.6.78 (figure expressed in Argentine pesos) per share.
Additionally, at the same Shareholders´ Meeting, the distribution of cash dividends in the amount of Ps.75,000,000 (equivalent to Ps.549,612,504 on December 31, 2025) was approved, delegating to the Board of Directors the power to pay it on one or more occasions until the annual meeting that discusses the income of the current fiscal year.
Dividend payments made are detailed below:

Date of payment	Amount	Amount in closing currency
05.09.23	35,000,000	219,540,349
06.12.23	12,500,000	74,003,447
07.10.23	12,500,000	69,588,181
08.08.23	12,500,000	61,888,267
09.11.23	12,500,000	54,889,937
Total	85,000,000	479,910,181